Taxation (Details)	6 Months Ended
Jun. 30, 2022
Taxation (Details) [Line Items]
VAT service percentage	7.00%
VAT goods delivered percentage	13.00%
Thailand [Member]
Taxation (Details) [Line Items]
VAT service percentage	7.00%